Issuance of Units - Navios Partners (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended			8 Months Ended	11 Months Ended	12 Months Ended
	Jan. 11, 2018	Jan. 31, 2017	Feb. 04, 2015	Feb. 21, 2018	Apr. 09, 2019	Mar. 20, 2017	Mar. 17, 2017	Sep. 01, 2017	Nov. 18, 2016	Dec. 31, 2018	Dec. 24, 2018	Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units										$ 33,373		$ 98,774	$ 440
Payments to acquire notes receivable from affiliates										0		4,050	0
Net proceeds from issuance of general partner units										805		2,638	10
Equity compensation expense										2,450		1,904	93
Issuance of common units for transfer of Navios Europe I loans										0		28,697	$ 0
Compensation cost of non-vested restricted common units not yet recognized										$ 3,074
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value												$ 612
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings					20.40%					20.00%
Navios Holdings' general partner interest in Navios Partners					2.10%					2.00%
Common Unitholders
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units												361,444
Partners Capital account units sold in public offering				18,422,000		47,795,000
Unit price				$ 1.9		$ 2.1
Proceeds from issuance of Common Limited partners units				$ 35,002		$ 100,369
Proceeds from issuance of common units, net of offering costs				33,373		95,986
Offering costs				$ 1,629		$ 4,383
Issuance of common units for transfer of Navios Europe I Loans, units												13,076,923
Issuance of restricted units, Unit-based Compensation										2,834,538		2,040,000
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value												$ 600
Common Unitholders | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units								361,444
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value								$ 600
Common Unitholders | Continuous Offering Program Sales Agreement
Class Of Stock [Line Items]
Maximum aggregate offering price									$ 25,000
Partners Capital account units sold in public offering												1,200,442	244,201
Proceeds from issuance of Common Limited partners units												$ 2,221	$ 440
General Partner
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units												7,376
Partners Capital account units sold in public offering				375,959		975,408
Net proceeds from issuance of general partner units				$ 714		$ 2,049	$ 468
Partners Capital account units sold in private placement							266,876
Issuance of restricted units, Unit-based Compensation										57,848
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value												$ 12
General Partner | Acquisition Agreement
Class Of Stock [Line Items]
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units								7,376
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value								$ 12
General Partner | Continuous Offering Program Sales Agreement
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units												$ 46	$ 10
Partners Capital account units sold in private placement												24,498
Restricted Common Units | Authorized January 2017
Class Of Stock [Line Items]
Restricted common units vested in period										1,366,665
Restricted Common Units | Authorized December 2017
Class Of Stock [Line Items]
Restricted common units vested in period										353,761
Restricted Common Units | Acquisition Agreement
Class Of Stock [Line Items]
Restricted common units vested in period										180,722
Navios Holdings
Class Of Stock [Line Items]
Payments to acquire notes receivable from affiliates							$ 4,050
Value of consideration given							$ 33,473
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Partners Capital account units sold in private placement			1,120,547
Issuance of common units for transfer of Navios Europe I Loans, units							13,076,923
Issuance of common units for transfer of Navios Europe I loans							$ 28,862
Navios Holdings | General Partner
Class Of Stock [Line Items]
Partners Capital account units sold in private placement			22,868
Directors and officers | Common Unitholders | Authorized December 2017
Class Of Stock [Line Items]
Equity compensation expense										$ 1,600		$ 72
Directors and officers | General Partner | Authorized January 2017
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units		$ 63
Partners Capital account units sold in private placement		41,633
Directors and officers | General Partner | Authorized December 2017
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units	$ 64
Partners Capital account units sold in private placement	27,960
Directors and officers | General Partner | Authorized December 2018
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units											$ 27
Partners Capital account units sold in private placement											29,888
Directors and officers | Restricted Common Units | Authorized January 2017
Class Of Stock [Line Items]
Equity compensation expense										830		$ 1,832
Issuance of restricted units, Unit-based Compensation		2,040,000
Vesting period		3 years
Directors and officers | Restricted Common Units | Authorized December 2017
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation	1,370,044
Vesting period	4 years
Directors and officers | Restricted Common Units | Authorized December 2018
Class Of Stock [Line Items]
Equity compensation expense										$ 20
Issuance of restricted units, Unit-based Compensation											1,464,494
Vesting period											4 years
Restricted common units vested in period										0
Navios Term Loans I | Navios Revolving Loans I | Navios Holdings
Class Of Stock [Line Items]
Preferred distribution percentage							12.70%
Navios Term Loans I | Navios Holdings | Navios Revolving Loans I
Class Of Stock [Line Items]
Payments to acquire notes receivable from affiliates							$ 4,050
Value of consideration given							$ 33,473
Navios Term Loans I | Navios Holdings | Common Unitholders | Navios Revolving Loans I
Class Of Stock [Line Items]
Issuance of common units for transfer of Navios Europe I Loans, units							13,076,923